Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 611,670	$ 87,861	¥ 457,498
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 52,087	$ 7,482	¥ 28,796
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965	264,824,592
Ordinary shares, outstanding	264,998,965	264,998,965	264,824,592
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360	317,325,360